Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The table below sets forth the compensation values reported in the Summary Compensation Table for our principal executive officers (“PEOs”), and, on an average basis, our other non-PEO
named executive officers
(“non-PEO NEOs”),
as compared to the “compensation actually paid” (“CAP”), calculated pursuant to applicable SEC rules and the Company’s financial performance for the years ended December 31, 2024, 2023, 2022, 2021 and 2020. The table also sets forth our total shareholder return (“TSR”), the TSR of our Incentive Peer Group over the same period, our net income and our financial performance measure for annual
incentive cash compensation plan (“AICP”) awards, AICP Adjusted EBITDA.

Year	Summary Compensation Table Total for First PEO (1)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to First PEO (5)	Compensation Actually Paid to Second PEO (5)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (5)	Value of Initial Fixed $100 Investment Based On (2) :		Net Income (Loss) ($MM)	AICP Adjusted EBITDA (4) ($MM)
							TSR	Peer Group TSR (3)

2024	N/A	$12,754,057	N/A	$4,951,769	$3,067,913	$2,065,369	$81	$173	$177	$1,201

2023	$24,222,167	$15,527,818	$1,679,819	$18,637,692	$2,983,412	$3,263,012	$123	$188	$1,590	$3,328

2022	$13,801,052	N/A	$21,827,612	N/A	$4,070,992	$3,306,530	$111	$154	$2,923	$4,750

2021	$11,473,664	N/A	$13,119,540	N/A	$3,330,663	$4,043,753	$69	$88	$558	$1,023

2020	$7,646,095	N/A	$5,917,987	N/A	$3,452,842	$2,917,913	$54	$65	$(601)	$495

(1)
The sole PEO for reporting year 2024 is Timothy Go. The PEOs for 2023 were Michael C. Jennings, who served as our Chief Executive Officer for a portion of 2023 and is referred to as the “First PEO” above, and Timothy Go who was promoted to the position of Chief Executive Officer and President, effective May 9, 2023, and is referred to as the “Second PEO” above. The sole PEO for reporting years 2022, 2021 and
2020
was Michael C. Jennings. The
non-PEO
NEOs are as follows:

(a)	2024: Atanas H. Atanasov, Eric L. Nitcher, Valerie Pompa and Steven C. Ledbetter.

(b)	2023: Atanas H. Atanasov, Vaishali S. Bhatia (former Executive Vice President, General Counsel and Secretary), Valerie Pompa and Steven C. Ledbetter.

(c)	2022: Atanas H. Atanasov, Timothy Go, Vaishali S. Bhatia, Richard L. Voliva III (former Executive Vice President and Chief Financial Officer) and Thomas G. Creery (former President, Renewables).

(d)	2021: Richard L. Voliva III, Timothy Go, Thomas G. Creery, and Vaishali S. Bhatia.

(e)	2020: Richard L. Voliva III, Timothy Go, Thomas G. Creery, and Bruce A. Lerner (former President, HollyFrontier Lubricants and Specialties).

(2)	Cumulative TSR is measured as of a base period of December 31, 2019 and determined based on the value of an initial fixed investment of $100.

(3)	The peer group used for relative TSR is the Incentive Peer Group, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K each year reflected within this table.

(4)
The Company-selected measure is AICP Adjusted EBITDA, which is a performance measure used in the calculation of our annual cash incentive awards. Calculation of AICP Adjusted EBITDA differs from the calculation of EBITDA as reported in our financial statements. See Appendix A for the specific adjustments and the reconciliation of AICP Adjusted EBITDA to net income, the most directly comparable GAAP financial measure, for the periods presented.

The time period for the AICP Adjusted EBITDA disclosed in the table above differs from the actual AICP Adjusted EBITDA used in the calculation of the 2024,
2023
, 2022, 2021 and 2020 annual incentive awards because the AICP Adjusted EBITDA disclosed in the table is calculated based on the fiscal year ended December 31, 2024, 2023, 2022, 2021 and 2020 to align with the period of the other compensation and financial measures reported in the table. The AICP Adjusted EBITDA actually used in the calculation of the annual incentive awards our named executive officers received is based on the actual annual incentive award performance period, which commences on October 1 of the previous year and runs through September 30 of the current year. Therefore, the AICP Adjusted EBITDA disclosed in the table is not the actual AICP Adjusted EBITDA that was used in the calculation of the annual incentive awards the named executive officers received for the periods presented. See “—
2024
Executive Compensation Decisions
” for further discussion of the Company’s annual incentive cash compensation program and the 2024 performance period AICP Adjusted EBITDA used in the calculation of the 2024 annual incentive cash awards and see the similar discussions of previous year annual incentive cash compensation programs within the Company’s 2024, 2023, 2022 and 2021 proxy statements with respect to the AICP Adjusted EBITDA values used in the calculation of the 2023, 2022, 2021 and 2020 annual incentive cash awards, respectively.

(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP. We note that the Company identified mathematical errors in the CAP calculations for its PEOs and NEOs in the prior years related to the fair value of the performance share units, which have been corrected. We do not sponsor or maintain any defined benefit pension plans and therefore, no
deduction was made related to pension value for any year.

Year	Executives	SCT Total	Deduct SCT Stock	Add Year- End Fair Value of Unvested Awards Granted in Year	Add/(Less) Change in Fair Value of Unvested Awards Granted in Prior Years	Add Fair Value of Awards Granted and Vested in Year	Add/(Less) Change in Fair Value of Vested Awards Granted in Prior Years	Less Fair Value of Prior Year Awards that Failed To Vest in Year	Add Dividends Not Included in SCT	Compensation Actually Paid

2024	First PEO (1)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Second PEO (2)	$12,754,057	$(9,050,519)	$7,018,977	$(5,914,894)	$—	$(593,549)	$—	$737,698	$4,951,769

2023	First PEO (1)	$24,222,167	$(20,838,893)	$8,038,145	$—	$12,204,943	$—	$(22,776,056)	$829,513	$1,679,819

	Second PEO (2)	$15,527,818	$(12,336,306)	$13,100,837	$(333,343)	$862,702	$1,302,092	$—	$513,891	$18,637,692

2022	PEO (1)	$13,801,052	$(9,180,707)	$6,949,710	$4,004,966	$—	$5,648,888	$—	$603,703	$21,827,612

2021	PEO (1)	$11,473,664	$(7,357,061)	$7,002,781	$1,542,308	$—	$351,859	$—	$105,990	$13,119,540

2020	PEO (1)	$7,646,095	$(4,646,371)	$5,453,674	$(2,263,800)	$—	$(503,911)	$—	$232,300	$5,917,987

2024	NEO	$3,067,913	$(1,914,285)	$1,505,563	$(646,551)	$56,494	$(97,800)	$—	$94,035	$2,065,369

2023	NEO	$2,983,412	$(1,718,155)	$1,733,218	$(64,966)	$37,440	$206,301	$—	$85,762	$3,263,012

2022	NEO	$4,070,992	$(2,293,733)	$1,192,202	$540,485	$767,495	$347,867	$(1,427,256)	$108,477	$3,306,530

2021	NEO	$3,330,663	$(1,692,456)	$1,616,040	$460,200	$—	$275,735	$—	$53,572	$4,043,753

2020	NEO	$3,452,842	$(2,167,648)	$2,323,021	$(474,318)	$—	$(299,090)	$—	$83,107	$2,917,913

(1)	Represents PEO compensation for Mr. Jennings, who served as PEO in 2020, 2021, 2022 and a portion of 2023, until his retirement, effective May 8, 2023, as our Chief Executive Officer.
(2)	Represents PEO compensation for Mr. Go.

Company Selected Measure Name	AICP Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The sole PEO for reporting year 2024 is Timothy Go. The PEOs for 2023 were Michael C. Jennings, who served as our Chief Executive Officer for a portion of 2023 and is referred to as the “First PEO” above, and Timothy Go who was promoted to the position of Chief Executive Officer and President, effective May 9, 2023, and is referred to as the “Second PEO” above. The sole PEO for reporting years 2022, 2021 and
2020
was Michael C. Jennings. The
non-PEO
NEOs are as follows:

(a)	2024: Atanas H. Atanasov, Eric L. Nitcher, Valerie Pompa and Steven C. Ledbetter.

(b)	2023: Atanas H. Atanasov, Vaishali S. Bhatia (former Executive Vice President, General Counsel and Secretary), Valerie Pompa and Steven C. Ledbetter.

(c)	2022: Atanas H. Atanasov, Timothy Go, Vaishali S. Bhatia, Richard L. Voliva III (former Executive Vice President and Chief Financial Officer) and Thomas G. Creery (former President, Renewables).

(d)	2021: Richard L. Voliva III, Timothy Go, Thomas G. Creery, and Vaishali S. Bhatia.

(e)	2020: Richard L. Voliva III, Timothy Go, Thomas G. Creery, and Bruce A. Lerner (former President, HollyFrontier Lubricants and Specialties).

Peer Group Issuers, Footnote	The peer group used for relative TSR is the Incentive Peer Group, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K each year reflected within this table.
PEO Total Compensation Amount	$ 12,754,057	$ 15,527,818
PEO Actually Paid Compensation Amount	$ 4,951,769	18,637,692
Adjustment To PEO Compensation, Footnote
(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP. We note that the Company identified mathematical errors in the CAP calculations for its PEOs and NEOs in the prior years related to the fair value of the performance share units, which have been corrected. We do not sponsor or maintain any defined benefit pension plans and therefore, no
deduction was made related to pension value for any year.

Year	Executives	SCT Total	Deduct SCT Stock	Add Year- End Fair Value of Unvested Awards Granted in Year	Add/(Less) Change in Fair Value of Unvested Awards Granted in Prior Years	Add Fair Value of Awards Granted and Vested in Year	Add/(Less) Change in Fair Value of Vested Awards Granted in Prior Years	Less Fair Value of Prior Year Awards that Failed To Vest in Year	Add Dividends Not Included in SCT	Compensation Actually Paid

2024	First PEO (1)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Second PEO (2)	$12,754,057	$(9,050,519)	$7,018,977	$(5,914,894)	$—	$(593,549)	$—	$737,698	$4,951,769

2023	First PEO (1)	$24,222,167	$(20,838,893)	$8,038,145	$—	$12,204,943	$—	$(22,776,056)	$829,513	$1,679,819

	Second PEO (2)	$15,527,818	$(12,336,306)	$13,100,837	$(333,343)	$862,702	$1,302,092	$—	$513,891	$18,637,692

2022	PEO (1)	$13,801,052	$(9,180,707)	$6,949,710	$4,004,966	$—	$5,648,888	$—	$603,703	$21,827,612

2021	PEO (1)	$11,473,664	$(7,357,061)	$7,002,781	$1,542,308	$—	$351,859	$—	$105,990	$13,119,540

2020	PEO (1)	$7,646,095	$(4,646,371)	$5,453,674	$(2,263,800)	$—	$(503,911)	$—	$232,300	$5,917,987

2024	NEO	$3,067,913	$(1,914,285)	$1,505,563	$(646,551)	$56,494	$(97,800)	$—	$94,035	$2,065,369

2023	NEO	$2,983,412	$(1,718,155)	$1,733,218	$(64,966)	$37,440	$206,301	$—	$85,762	$3,263,012

2022	NEO	$4,070,992	$(2,293,733)	$1,192,202	$540,485	$767,495	$347,867	$(1,427,256)	$108,477	$3,306,530

2021	NEO	$3,330,663	$(1,692,456)	$1,616,040	$460,200	$—	$275,735	$—	$53,572	$4,043,753

2020	NEO	$3,452,842	$(2,167,648)	$2,323,021	$(474,318)	$—	$(299,090)	$—	$83,107	$2,917,913

(1)	Represents PEO compensation for Mr. Jennings, who served as PEO in 2020, 2021, 2022 and a portion of 2023, until his retirement, effective May 8, 2023, as our Chief Executive Officer.
(2)	Represents PEO compensation for Mr. Go.

Non-PEO NEO Average Total Compensation Amount	$ 3,067,913	2,983,412	$ 4,070,992	$ 3,330,663	$ 3,452,842
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,065,369	3,263,012	3,306,530	4,043,753	2,917,913
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP. We note that the Company identified mathematical errors in the CAP calculations for its PEOs and NEOs in the prior years related to the fair value of the performance share units, which have been corrected. We do not sponsor or maintain any defined benefit pension plans and therefore, no
deduction was made related to pension value for any year.

Year	Executives	SCT Total	Deduct SCT Stock	Add Year- End Fair Value of Unvested Awards Granted in Year	Add/(Less) Change in Fair Value of Unvested Awards Granted in Prior Years	Add Fair Value of Awards Granted and Vested in Year	Add/(Less) Change in Fair Value of Vested Awards Granted in Prior Years	Less Fair Value of Prior Year Awards that Failed To Vest in Year	Add Dividends Not Included in SCT	Compensation Actually Paid

2024	First PEO (1)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Second PEO (2)	$12,754,057	$(9,050,519)	$7,018,977	$(5,914,894)	$—	$(593,549)	$—	$737,698	$4,951,769

2023	First PEO (1)	$24,222,167	$(20,838,893)	$8,038,145	$—	$12,204,943	$—	$(22,776,056)	$829,513	$1,679,819

	Second PEO (2)	$15,527,818	$(12,336,306)	$13,100,837	$(333,343)	$862,702	$1,302,092	$—	$513,891	$18,637,692

2022	PEO (1)	$13,801,052	$(9,180,707)	$6,949,710	$4,004,966	$—	$5,648,888	$—	$603,703	$21,827,612

2021	PEO (1)	$11,473,664	$(7,357,061)	$7,002,781	$1,542,308	$—	$351,859	$—	$105,990	$13,119,540

2020	PEO (1)	$7,646,095	$(4,646,371)	$5,453,674	$(2,263,800)	$—	$(503,911)	$—	$232,300	$5,917,987

2024	NEO	$3,067,913	$(1,914,285)	$1,505,563	$(646,551)	$56,494	$(97,800)	$—	$94,035	$2,065,369

2023	NEO	$2,983,412	$(1,718,155)	$1,733,218	$(64,966)	$37,440	$206,301	$—	$85,762	$3,263,012

2022	NEO	$4,070,992	$(2,293,733)	$1,192,202	$540,485	$767,495	$347,867	$(1,427,256)	$108,477	$3,306,530

2021	NEO	$3,330,663	$(1,692,456)	$1,616,040	$460,200	$—	$275,735	$—	$53,572	$4,043,753

2020	NEO	$3,452,842	$(2,167,648)	$2,323,021	$(474,318)	$—	$(299,090)	$—	$83,107	$2,917,913

(1)	Represents PEO compensation for Mr. Jennings, who served as PEO in 2020, 2021, 2022 and a portion of 2023, until his retirement, effective May 8, 2023, as our Chief Executive Officer.
(2)	Represents PEO compensation for Mr. Go.

Compensation Actually Paid vs. Total Shareholder Return
CAP vs. Company TSR and Peer Group TSR
The following graph compares the CAP paid to our PEO(s), the average of the CAP paid to our non-PEO
NEOs, and the absolute TSR performance of our common stock
with
the TSR performance of the Incentive Peer Group.

Compensation Actually Paid vs. Net Income	CAP vs. Net Income The following graph compares the CAP paid to our PEO(s) and the average of the CAP paid to our non-PEO NEOs with net income.
Compensation Actually Paid vs. Company Selected Measure	CAP vs. AICP Adjusted EBITDA The following graph compares the CAP paid to our PEO(s) and the average of the CAP paid to our non-NEOs with AICP Adjusted EBITDA.
Total Shareholder Return Vs Peer Group
CAP vs. Company TSR and Peer Group TSR
The following graph compares the CAP paid to our PEO(s), the average of the CAP paid to our non-PEO
NEOs, and the absolute TSR performance of our common stock
with
the TSR performance of the Incentive Peer Group.

Tabular List, Table
Disclosure of Most Important Performance Measures for Fiscal Year 2024
The table below sets forth the most important financial and
non-financial
performance measures used to link CAP to our NEOs to Company performance. For more detail regarding the financial and non-financial
performance measures, please see the discussion above in “
Compensation and Discussion Analysis
.”

Most Important Performance Measures
TSR
AICP Adjusted EBITDA
Available Free Cash Flow
Return on Capital Employed (ROCE)
Environmental, Social and Governance
Reliability

Total Shareholder Return Amount	$ 81	123	111	69	54
Peer Group Total Shareholder Return Amount	173	188	154	88	65
Net Income (Loss)	$ 177,000,000	$ 1,590,000,000	$ 2,923,000,000	$ 558,000,000	$ (601,000,000)
Company Selected Measure Amount	1,201,000,000	3,328,000,000	4,750,000,000	1,023,000,000	495,000,000
PEO Name	Timothy Go	Michael C. Jennings
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	AICP Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Available Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Capital Employed (ROCE)
Measure:: 5
Pay vs Performance Disclosure
Name	Environmental, Social and Governance
Measure:: 6
Pay vs Performance Disclosure
Name	Reliability
Michael C. Jennings [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 24,222,167	$ 13,801,052	$ 11,473,664	$ 7,646,095
PEO Actually Paid Compensation Amount		1,679,819	21,827,612	13,119,540	5,917,987
Timothy Go [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,754,057	15,527,818
PEO Actually Paid Compensation Amount	4,951,769	18,637,692
PEO | Michael C. Jennings [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(20,838,893)	(9,180,707)	(7,357,061)	(4,646,371)
PEO | Michael C. Jennings [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,038,145	6,949,710	7,002,781	5,453,674
PEO | Michael C. Jennings [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,004,966	1,542,308	(2,263,800)
PEO | Michael C. Jennings [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,204,943
PEO | Michael C. Jennings [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,648,888	351,859	(503,911)
PEO | Michael C. Jennings [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(22,776,056)
PEO | Michael C. Jennings [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		829,513	603,703	105,990	232,300
PEO | Timothy Go [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,050,519)	(12,336,306)
PEO | Timothy Go [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,018,977	13,100,837
PEO | Timothy Go [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,914,894)	(333,343)
PEO | Timothy Go [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		862,702
PEO | Timothy Go [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(593,549)	1,302,092
PEO | Timothy Go [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	737,698	513,891
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,914,285)	(1,718,155)	(2,293,733)	(1,692,456)	(2,167,648)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,505,563	1,733,218	1,192,202	1,616,040	2,323,021
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(646,551)	(64,966)	540,485	460,200	(474,318)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,494	37,440	767,495
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(97,800)	206,301	347,867	275,735	(299,090)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,427,256)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 94,035	$ 85,762	$ 108,477	$ 53,572	$ 83,107